Note 20 - Provisions (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Provisions [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Current provisions
Employee entitlements	1,561	1,510	1,459	1,474
Litigation	1,104	-	-	-
Warranty	232	-	-	-
Employee terminations	-	112	157	616
Onerous contracts	-	96	94	380
Total	2,897	1,718	1,710	2,470
Non-current provisions
Employee entitlements	169	148	227	288
Onerous contracts	-	1,952	1,995	-
Total	169	2,100	2,222	288
Total	3,066	3,818	3,932	2,758

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Employee Terminations	Onerous Contracts	Litigation	Warranty	Total
At March 31, 2018	1,762	616	380	-	-	2,758
Foreign exchange	(140)	-	-	-	-	(140)
Charged/(credited) to profit or loss:
Additional provisions	510	243	1,804	-	-	2,557
Reverse unused provisions	(26)	(87)	-	-	-	(113)
Provisions utilized	(420)	(614)	(96)	-	-	(1,130)
At March 31, 2019	1,686	158	2,088	-	-	3,932
Foreign exchange	(18)	-	-	-	-	(18)
Charged/(credited) to profit or loss:
Additional provisions	146	-	-	-	-	146
Reverse unused provisions	(41)	-	-	-	-	(41)
Unwinding of discount	-	-	42	-	-	42
Provisions utilized	(116)	(45)	(82)	-	-	(243)
At June 30, 2019	1,657	113	2,048	-	-	3,818
Foreign exchange	(41)	-	-	-	-	(41)
Charged/(credited) to profit or loss:
Additional provisions	1,659	176	-	1,104	232	3,171
Reverse unused provisions	(72)	(28)	-	-	-	(100)
Disposals	-	-	(2,048)	-	-	(2,048)
Provisions utilized	(1,473)	(261)	-	-	-	(1,734)
At June 30, 20 20	1,730	-	-	1,104	232	3,066